Warrants (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares
Class K Warrants
Warrant exercise price/share	$ 0.08
Warrant expiration date	Jun-25
Class K (2) Warrants
Warrant exercise price/share	$ 0.11
Warrant expiration date	Aug-27
Class O Warrants
Warrant exercise price/share	$ 0.11
Warrant expiration date	January 2022
Class P Warrants
Warrant exercise price/share	$ 0.01
Warrant expiration date	June 2021
Class P (2) Warrants
Warrant exercise price/share	$ 0.20
Warrant expiration date	June 2024